LOANS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2021
LOANS RECEIVABLE, NET [Abstract]
Loan Portfolios
The following table presents the loans receivable by each of the category:

	As of December 31,
	2020 $	2021 $

Commercial	183,710	107,357
Consumer	259,860	1,520,237
	443,570	1,627,594
Allowance for credit losses	(40,484)	(97,676)
	403,086	1,529,918

Summary of Delinquency Status of Loans Receivable by Year of Origination
The following table is a summary of the delinquency status of the loans receivable by year of origination:

	As of December 31, 2020
	Year of origination
Commercial	2020 $	2019 $	2018 $	2017 $	2016 $	Prior $	Total $
Delinquency:
Current	121,586	22,746	11,949	11,354	2,554	361	170,550
Past due
- 1 to 30 days	4,188	358	243	263	11	1	5,064
- 31 to 60 days	2,420	399	112	77	39	2	3,049
- 61 to 90 days	1,363	–	250	175	12	–	1,800
- More than 90 days	2,024	356	429	144	96	198	3,247
	131,581	23,859	12,983	12,013	2,712	562	183,710

Consumer
Delinquency:
Current	208,380	16,812	12,792	7,554	1,883	60	247,481
Past due
- 1 to 30 days	2,609	638	896	140	62	–	4,345
- 31 to 60 days	986	1,019	1,890	759	179	–	4,833
- 61 to 90 days	901	206	237	74	40	–	1,458
- More than 90 days	1,088	261	111	47	69	167	1,743
	213,964	18,936	15,926	8,574	2,233	227	259,860

	As of December 31, 2021
	Year of origination
Commercial	2021 $	2020 $	2019 $	2018 $	2017 $	Prior $	Total $
Delinquency:
Current	18,642	66,088	10,332	3,744	1,985	1,127	101,918
Past due
- 1 to 30 days	11	143	277	102	96	–	629
- 31 to 60 days	36	1,187	2	–	73	–	1,298
- 61 to 90 days	11	215	155	38	11	–	430
- More than 90 days	71	616	1,685	627	38	45	3,082
	18,771	68,249	12,451	4,511	2,203	1,172	107,357

Consumer
Delinquency:
Current	1,414,709	1,091	6,501	4,551	2,098	96	1,429,046
Past due
- 1 to 30 days	28,758	418	263	265	76	32	29,812
- 31 to 60 days	17,632	105	1,017	1,290	475	85	20,604
- 61 to 90 days	11,956	38	183	100	8	1	12,286
- More than 90 days	27,008	1,158	58	122	88	55	28,489
	1,500,063	2,810	8,022	6,328	2,745	269	1,520,237

Loans Receivable's Allowance for Credit Losses
An analysis of the loans receivable’s allowance for credit losses by portfolio segment is as follows:

	Commercial $	Consumer $	Total $
Balance as of January 1, 2019 and December 31, 2019	–	–	–
Acquisition of subsidiaries	17,056	9,354	26,410
Provision for credit losses	26,063	25,005	51,068
Write-off of loans receivable	(14,801)	(22,575)	(37,376)
Exchange differences	6	376	382
Balance as of December 31, 2020	28,324	12,160	40,484

Provision for credit losses	7,343	107,722	115,065
Write-off of loans receivable	(27,311)	(29,497)	(56,808)
Exchange differences	(657)	(408)	(1,065)
Balance as of December 31,2021	7,699	89,977	97,676